TAXATION (Tables)	6 Months Ended
Jun. 30, 2022
TAXATION
Schedule of Income Before Income Tax, Domestic and Foreign

Loss before income taxes consists of:

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
PRC	(739,763)	(1,424,355)	(212,651)
Non-PRC	143,711	53,918	8,050
	(596,052)	(1,370,437)	(204,601)

Schedule of Components of Income Tax Expense (Benefit)

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Current income tax expense	6,784	17,431	2,603
Deferred income tax benefit	(29)	(22,584)	(3,372)
	6,755	(5,153)	(769)

Schedule of Effective Income Tax Rate Reconciliation

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Loss before income tax	(596,052)	(1,370,437)	(204,601)
Income tax computed at the PRC statutory tax rate of 25%	(149,013)	(342,609)	(51,150)
Effect of tax holiday and preferential tax rates	(9,558)	69,208	10,332
Effect of different tax rates in different jurisdictions	(7,862)	4,874	728
Other non-taxable income	(14,936)	(12,417)	(1,854)
Non-deductible expenses	4,106	5,376	804
Share-based compensation costs	49,801	51,663	7,713
Research and development super deduction	(68,815)	(72,497)	(10,824)
Withholding tax and others	5,234	4,898	731
Change in valuation allowance	203,296	309,602	46,222
True-up adjustments in respect of prior year’s annual tax filing	(3,474)	11,700	1,747
Expiration of tax loss forward	—	60,271	8,998
Tax rate change on deferred items	(2,024)	(95,222)	(14,216)
Income tax expense (benefit)	6,755	(5,153)	(769)

Schedule of Deferred Tax Assets and Liabilities

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Deferred tax assets:
Tax loss carried forward	1,841,192	2,297,553	343,016
Accrued expenses	235,737	78,644	11,741
Depreciation	7,082	6,253	934
Allowance for credit loss	53,436	20,272	3,027
Government grant	4,266	5,423	810
Operating lease liabilities	63,781	58,380	8,716
Finance lease liabilities	—	31,496	4,702
Accrued interest	170,337	211,214	31,533
Others	2,737	4,886	729
Less: valuation allowance	(1,881,873)	(2,186,332)	(326,411)
	496,695	527,789	78,797
Deferred tax liabilities:
Operating lease right-of-use assets	57,300	50,728	7,573
Finance lease right-of-use assets	—	30,669	4,579
One-time deduction for fixed asset purchases	337,564	344,802	51,477
Long-lived assets arising from acquisitions	277,267	261,873	39,097
Others	22,655	18,257	2,726
	694,786	706,329	105,452

Summary of Unrecognized Tax Benefit

	As at
	June 30,	June 30,
	2022	2022
	RMB	US$
	(unaudited)	(unaudited)
Balance at beginning of the period	59,049	8,816
Additions based on tax position related to current year	25,854	3,860
Reductions for tax positions related to prior years	(41,036)	(6,127)
Balance at end of the period	43,867	6,549